Construction in Progress	12 Months Ended
Dec. 31, 2020
Consulting [Member]
Construction in Progress
5.	CONSTRUCTION IN PROGRESS

The Company engaged outside contractors to begin construction work on its first facility. As of December 31, 2020, $2,071,093 (December 31, 2019 – $2,030,270) represents progress payments related to facility construction.